Intangible and tangible assets (Tables)	12 Months Ended
Dec. 31, 2018
Intangible and tangible assets
Schedule of intangible assets

As of December 31, 2018		Amortization and
(M$)	Cost	impairment	Net

Goodwill	9,188	(1,014)	8,174
Proved mineral interests	14,775	(7,947)	6,828
Unproved mineral interests	16,712	(4,491)	12,221
Other intangible assets	5,824	(4,125)	1,699
Total intangible assets	46,499	(17,577)	28,922

As of December 31, 2017		Amortization and
(M$)	Cost	impairment	Net

Goodwill	2,442	(1,015)	1,427
Proved mineral interests	13,081	(7,674)	5,407
Unproved mineral interests	11,686	(5,324)	6,362
Other intangible assets	4,831	(3,440)	1,391
Total intangible assets	32,040	(17,453)	14,587

As of December 31, 2016		Amortization and
(M$)	Cost	impairment	Net

Goodwill	2,159	(1,002)	1,157
Proved mineral interests	13,347	(6,985)	6,362
Unproved mineral interests	11,582	(5,130)	6,452
Other intangible assets	4,182	(2,791)	1,391
Total intangible assets	31,270	(15,908)	15,362

Schedule of change in net intangible assets

					Currency
	Net amount as of			Amortization and	translation		Net amount as of
(M$)	January 1,	Expenditures	Disposals	impairment	adjustment	Other	December 31,
2018	14,587	3,745	(28)	(852)	(351)	11,821	28,922
2017	15,362	404	(23)	(1,512)	234	122	14,587
2016	14,549	1,039	(117)	(1,252)	(187)	1,330	15,362

Summary of changes in carrying amount of goodwill by business segment

	Net goodwill as of				Net goodwill as of
(M$)	January 1, 2018	Increases	Impairments	Other	December 31, 2018
Exploration & Production	—	2,642	—	—	2,642
Gas, Renewables & Power	650	4,165	—	(108)	4,707
Refining & Chemicals	491	—	—	(16)	475
Marketing & Services	256	77	—	(12)	321
Corporate	30	—	—	(1)	29
Total	1,427	6,884	—	(137)	8,174

Schedule of property, plant and equipment, including analysis of changes

As of December 31, 2018		Depreciation and
(M$)	Cost	impairment	Net
Exploration & Production properties
Proved properties	192,272	(120,435)	71,837
Unproved properties	1,673	(152)	1,521
Work in progress	22,553	(1,128)	21,425
Subtotal	216,498	(121,715)	94,783

Other property, plant and equipment
Land	1,775	(648)	1,127
Machinery, plant and equipment (including transportation equipment)	34,564	(25,393)	9,171
Buildings	8,864	(5,640)	3,224
Work in progress	2,540	(2)	2,538
Other	9,171	(6,690)	2,481
Subtotal	56,914	(38,373)	18,541
Total property, plant and equipment	273,412	(160,088)	113,324

As of December 31, 2017		Depreciation and
(M$)	Cost	impairment	Net
Exploration & Production properties
Proved properties	174,336	(112,113)	62,223
Unproved properties	1,980	(152)	1,828
Work in progress	30,286	(2,537)	27,749
Subtotal	206,602	(114,802)	91,800

Other property, plant and equipment
Land	1,809	(652)	1,157
Machinery, plant and equipment (including transportation equipment)	33,554	(25,774)	7,780
Buildings	9,203	(5,859)	3,344
Work in progress	2,310	(1)	2,309
Other	9,463	(6,456)	3,007
Subtotal	56,339	(38,742)	17,597
Total property, plant and equipment	262,941	(153,544)	109,397

As of December 31, 2016		Depreciation and
(M$)	Cost	impairment	Net
Exploration & Production properties
Proved properties	163,860	(100,959)	62,901
Unproved properties	1,996	—	1,996
Work in progress	33,860	(2,075)	31,785
Subtotal	199,716	(103,034)	96,682

Other property, plant and equipment
Land	1,578	(567)	1,011
Machinery, plant and equipment (including transportation equipment)	28,620	(22,940)	5,680
Buildings	7,977	(4,979)	2,998
Work in progress	2,780	(10)	2,770
Other	8,296	(5,466)	2,830
Subtotal	49,251	(33,962)	15,289
Total property, plant and equipment	248,967	(136,996)	111,971

Change in net property, plant and equipment is analyzed in the following table:

					Currency
	Net amount as of			Depreciation and	translation		Net amount as of
(M$)	January 1,	Expenditures	Disposals	impairment	adjustment	Other	December 31,
2018	109,397	13,336	(2,494)	(13,732)	(1,454)	8,271	113,324
2017	111,971	13,363	(1,117)	(15,099)	2,302	(2,023)	109,397
2016	109,518	17,067	(1,869)	(13,171)	(1,057)	1,483	111,971

Schedule of facilities and equipment under finance leases

As of December 31, 2018		Depreciation and
(M$)	Cost	impairment	Net
Machinery, plant and equipment	1,778	(605)	1,173
Buildings	121	(56)	65
Other	543	(83)	460
Total	2,442	(744)	1,698

As of December 31, 2017		Depreciation and
(M$)	Cost	impairment	Net
Machinery, plant and equipment	1,140	(468)	672
Buildings	124	(57)	67
Other	378	(58)	320
Total	1,642	(583)	1,059

As of December 31, 2016		Depreciation and
(M$)	Cost	impairment	Net
Machinery, plant and equipment	426	(391)	35
Buildings	109	(38)	71
Other	179	(41)	138
Total	714	(470)	244